UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: November 30, 2004
                                            -----------------


                     Date of reporting period: May 31, 2004
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.



________________________________________________________________________________



                         CAPITAL MANAGEMENT MID-CAP FUND


________________________________________________________________________________

               a series of the Capital Management Investment Trust





                               Semi-Annual Report
                                   (Unaudited)


                        FOR THE PERIOD ENDED MAY 31, 2004




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                   DISTRIBUTOR
                                Shields & Company
                               140 Broadway Street
                                   44th Floor
                            New York, New York 10005
                                 1-212-320-3015

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective. Since the Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments. Investment in the Fund is also subject to the following risks: mid-cap securities risk and short term investment risks. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.08%

Aerospace / Defense - 3.51%
     L-3 Communications Holdings, Inc. .......................................                       7,000             $    446,180
                                                                                                                       ------------

Airlines - 1.22%
     Southwest Airlines Company ..............................................                      10,000                  155,100
                                                                                                                       ------------

Banks - 7.78%
     Comerica Inc. ...........................................................                       5,000                  283,050
     Commerce Bancorp, Inc. ..................................................                       6,000                  369,000
     Compass Bancshares, Inc. ................................................                       8,000                  336,400
                                                                                                                       ------------
                                                                                                                            988,450
                                                                                                                       ------------
Beverages - 2.41%
  (a)Constellation Brands, Inc. ..............................................                       8,500                  306,000
                                                                                                                       ------------

Biotechnology - 2.84%
  (a)MedImmune, Inc. .........................................................                      15,000                  361,050
                                                                                                                       ------------

Computers - 1.96%
  (a)Affiliated Computer Services, Inc. ......................................                       5,000                  249,100
                                                                                                                       ------------

Electric - 4.25%
     Idacorp Inc. ............................................................                       9,800                  254,800
     SCANA Corporation .......................................................                       8,000                  284,640
                                                                                                                       ------------
                                                                                                                           539,440
                                                                                                                       ------------
Electronics - 8.28%
  (a)Arrow Electronics, Inc. .................................................                      12,500                  340,375
  (a)Flextronics International, Ltd. .........................................                      21,500                  377,540
     Parker-Hannifin Corporation .............................................                       6,000                  333,360
                                                                                                                       ------------
                                                                                                                          1,051,275
                                                                                                                       ------------
Food - 3.84%
  (a)Del Monte Foods Company .................................................                      32,300                  331,721
     Flowers Foods, Inc. .....................................................                       6,700                  156,579
                                                                                                                       ------------
                                                                                                                            488,300
                                                                                                                       ------------
Forest Products & Paper - 2.10%
     Weyerhaeuser Company ....................................................                       4,400                  266,112
                                                                                                                       ------------

Healthcare - Products - 5.55%
     Dentsply International Inc. .............................................                       7,300                  360,693
  (a)STERIS Corporation ......................................................                      15,000                  344,250
                                                                                                                       ------------
                                                                                                                           704,943
                                                                                                                       ------------
Healthcare - Services - 2.03%
     Quest Diagnostics Inc. ..................................................                       3,000                  258,450
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Insurance - 5.61%
     Lincoln National Corporation ............................................                       7,500             $    356,175
     Willis Group Holdings Ltd. ..............................................                      10,000                  356,600
                                                                                                                       ------------
                                                                                                                            712,775
                                                                                                                       ------------
Machinery - Diversified - 2.48%
     Deere & Company .........................................................                       4,800                  315,360
                                                                                                                       ------------

Miscellaneous - Manufacturing - 3.62%
     Pentair, Inc. ...........................................................                       7,500                  459,600
                                                                                                                       ------------

Oil & Gas - 9.42%
     Apache Corporation ......................................................                       8,000                  322,880
     ENSCO International, Inc. ...............................................                      12,400                  330,336
     Pioneer Natural Resources Company .......................................                       9,300                  287,835
  (a)Cooper Cameron Corporation ..............................................                       5,500                  255,035
                                                                                                                       ------------
                                                                                                                          1,196,086
                                                                                                                       ------------
Packaging & Containers - 2.99%
     Bemis Company ...........................................................                      13,800                  380,190
                                                                                                                       ------------

Pharmaceuticals - 2.88%
  (a)IVAX Corporation ........................................................                      15,000                  365,250
                                                                                                                       ------------

Retail - 9.43%
  (a)Brinker International, Inc. .............................................                      10,000                  369,600
     J.C. Penney Company, Inc. ...............................................                      13,800                  493,764
  (a)Office Depot, Inc. ......................................................                      20,500                  334,970
                                                                                                                       ------------
                                                                                                                          1,198,334
                                                                                                                       ------------
Savings & Loans - 2.23%
     Sovereign Bancorp, Inc. .................................................                      13,000                  282,750
                                                                                                                       ------------

Semiconductors - 2.08%
  (a)Advanced Micro Devices, Inc. ............................................                      17,000                  264,350
                                                                                                                       ------------

Transportation - 3.01%
     CNF Inc. ................................................................                       9,800                  382,004
                                                                                                                       ------------

Water - 1.56%
     Aqua America Inc. .......................................................                      10,000                  198,600
                                                                                                                       ------------


     Total Common Stocks (Cost $9,347,912) ...............................................................               11,569,699
                                                                                                                       ------------


                                                                                                                      (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 7.63%

      Evergreen Money Market Fund Class I Shares #218 ...................................          399,025             $    399,025
      Evergreen Select Money Market Fund Class I Shares #495 ............................          569,532                  569,532
                                                                                                                       ------------

           Total Investment Companies (Cost $968,557) ....................................................                  968,557
                                                                                                                       ------------


Total Value of Investments (Cost $10,316,469 (b)) .......................................            98.71 %           $ 12,538,256
Other Assets Less Liabilities ...........................................................             1.29 %                163,628
                                                                                                  --------             ------------
      Net Assets ........................................................................           100.00 %           $ 12,701,884
                                                                                                  ========             ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation /
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................             $  2,333,898
           Unrealized depreciation .......................................................................                 (112,111)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $  2,221,787
                                                                                                                       ============






















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $10,316,469) ........................................................                $ 12,538,256
      Income receivable ...............................................................................                      11,912
      Receivable for investments sold .................................................................                     162,790
      Other asset .....................................................................................                       4,502
                                                                                                                       ------------

           Total assets ...............................................................................                  12,717,460
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      14,308
      Other liabilities ...............................................................................                       1,268
                                                                                                                       ------------

           Total liabilities ..........................................................................                      15,576
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 12,701,884
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 10,475,896
      Accumulated net investment loss .................................................................                     (28,607)
      Undistributed net realized gain on investments ..................................................                      32,808
      Net unrealized appreciation on investments ......................................................                   2,221,787
                                                                                                                       ------------
                                                                                                                       $ 12,701,884
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($12,195,068 / 693,834 shares) .............................................................                $      17.58
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($506,816 / 30,376 shares) .................................................................                $      16.68
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $16.68) ...........................................                $      17.20
                                                                                                                       ============

















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $     63,901
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   60,543
           Fund administration fees (note 2) .............................................................                    7,568
           Distribution and service fees - Investor Shares (note 3) ......................................                    1,896
           Custody fees (note 2) .........................................................................                    2,456
           Registration and filing administration fees (note 2) ..........................................                    2,253
           Fund accounting fees (note 2) .................................................................                   18,605
           Audit and tax preparation fees ................................................................                    6,820
           Legal fees ....................................................................................                    6,539
           Securities pricing fees .......................................................................                    1,495
           Shareholder recordkeeping fees (note 2) .......................................................                   12,006
           Other accounting fees (note 2) ................................................................                    4,386
           Shareholder servicing expenses ................................................................                    1,186
           Registration and filing expenses ..............................................................                    2,793
           Printing expenses .............................................................................                    1,601
           Trustee fees and meeting expenses .............................................................                    1,942
           Other operating expenses ......................................................................                    2,242
                                                                                                                       ------------

               Total expenses ............................................................................                  134,331

                    Less investment advisory fees waived (note 2) ........................................                  (41,823)
                                                                                                                       ------------

               Net expenses ..............................................................................                   92,508
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (28,607)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  408,175
      Change in unrealized appreciation on investments ...................................................                  517,858
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                  926,033
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $    897,426
                                                                                                                       ============








See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ---------------------------------------------------
                                                                                              Period ended             Year ended
                                                                                                 May 31,               November 30
                                                                                                 2004 (a)                  2003
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...........................................................      $    (28,607)            $    (17,159)
         Net realized gain from investment transactions ................................           408,175                  440,175
         Change in unrealized appreciation on investments ..............................           517,858                  956,527
                                                                                              ------------             ------------
              Net increase in net assets resulting from operations .....................           897,426                1,379,543
                                                                                              ------------             ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (b)         2,371,836                 (280,216)
                                                                                              ------------             ------------

                     Total increase in net assets ......................................         3,269,262                1,099,327

NET ASSETS
     Beginning of period ...............................................................         9,432,622                8,333,295
                                                                                              ------------             ------------

     End of period .....................................................................      $ 12,701,884             $  9,432,622
                                                                                              ============             ============


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                                      -------------------------------------------------------------
                                                                             Period ended                      Year ended
                                                                           May 31, 2004 (a)                 November 30, 2003
                                                                       Shares           Value             Shares           Value
                                                                      -------------------------------------------------------------
------------------------------------------------------------------
               INSTITUTIONAL SHARES
------------------------------------------------------------------
Shares sold ......................................................        151,369    $  2,512,755            47,137    $    633,438
Shares redeemed ..................................................         (6,801)       (117,031)          (61,423)       (792,749)
                                                                     ------------    ------------      ------------    ------------
     Net increase (decrease) .....................................        144,568    $  2,395,724           (14,286)   $   (159,311)
                                                                     ------------    ============      ============    ============
------------------------------------------------------------------
                 INVESTOR SHARES
------------------------------------------------------------------
Shares sold ......................................................            532    $      8,357               185    $      2,274
Shares redeemed ..................................................         (2,012)        (32,245)           (9,778)       (123,179)
                                                                     ------------    ------------      ------------    ------------
     Net decrease ................................................         (1,480)   $    (23,888)           (9,593)   $   (120,905)
                                                                     ============    ============      ============    ============
------------------------------------------------------------------
                 FUND SUMMARY
------------------------------------------------------------------
Shares sold ......................................................        151,901    $  2,521,112            47,322    $    635,712
Shares redeemed ..................................................         (8,813)       (149,276)          (71,201)       (915,928)
                                                                     ------------    ------------      ------------    ------------
     Net increase (decrease) .....................................        143,088    $  2,371,836           (23,879)   $   (280,216)
                                                                     ============    ============      ============    ============








See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended         For the Years ended November 30,
                                                              May 31,
                                                              2004 (a)       2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................     $   16.27   $     13.81   $     14.80   $     17.55   $     16.80

      Income (loss) from investment operations
           Net investment (loss) income .................         (0.04)        (0.02)         0.03          0.04          0.09
           Net realized and unrealized gain (loss) on
            investments..................................          1.35          2.48         (0.99)         0.09          1.99
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.31          2.46         (0.96)         0.13          2.08
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00         (0.03)        (0.07)        (0.05)
           Net realized gain from investment transactions          0.00          0.00          0.00         (2.81)        (1.28)
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................          0.00          0.00         (0.03)        (2.88)        (1.33)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     17.58   $     16.27   $     13.81   $     14.80   $     17.55
                                                            ===========   ===========   ===========   ===========   ===========
Total return ............................................          7.92 %       17.89 %       (6.49)%       (0.41)%       12.89 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period .........................   $12,195,068   $ 8,938,673   $ 7,783,820   $ 7,358,919   $ 7,501,967
                                                            ===========   ===========   ===========   ===========   ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.19 %(b)     2.79 %        2.72 %        2.85 %        1.87 %
           After expense reimbursements and waived fees            1.50 %(b)     1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (1.13)%(b)    (1.46)%       (0.99)%       (1.07)%        0.17 %
           After expense reimbursements and waived fees           (0.44)%(b)    (0.17)%        0.23 %        0.28 %        0.54 %

      Portfolio turnover rate                                     17.88 %       83.42 %       48.46 %       66.38 %      105.27 %

(a) Unaudited.
(b) Annualized.

                                                                                                                        (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended         For the Years ended November 30,
                                                              May 31,
                                                              2004 (a)       2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     15.51   $     13.26   $     14.26   $     17.04   $     16.41

      Income (loss) from investment operations
           Net investment loss ..........................         (0.10)        (0.13)        (0.08)        (0.07)        (0.04)
           Net realized and unrealized gain (loss) on
               investments...............................          1.27          2.38         (0.92)         0.10          1.95
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........          1.17          2.25         (1.00)         0.03          1.91
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions          0.00          0.00          0.00         (2.81)        (1.28)
                                                            -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ..........................   $     16.68   $     15.51   $     13.26   $     14.26   $     17.04
                                                            ===========   ===========   ===========   ===========   ===========

Total return (c) ........................................          7.54 %       16.97 %       (7.01)%       (1.18)%       12.17 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period .........................   $   506,816   $   493,949   $   549,475   $   716,363   $   786,435
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.94 %(b)     3.55 %        3.48 %        3.60 %        2.63 %
           After expense reimbursements and waived fees            2.25 %(b)     2.25 %        2.25 %        2.25 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.88)%(b)    (2.21)%       (1.74)%       (1.81)%       (0.57)%
           After expense reimbursements and waived fees           (1.18)%(b)    (0.92)%       (0.51)%       (0.46)%       (0.19)%

      Portfolio turnover rate                                     17.88 %       83.42 %       48.46 %       66.38 %      105.27 %

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                    See accompanying notes to financial statements








                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the
     "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading on the new York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. FederalIncome Taxes -No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

          The Fund has capital loss carryforwards for federal income tax purposes of $202,585 which expires in the year 2009 and $172,782 which expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.





                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004
                                   (Unaudited)


     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has waived its fee amounting to $41,823 ($0.06 per share) for the period ended May 31, 2004.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum fee of $4,800 annually. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.






                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004
                                   (Unaudited)


     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2004, the Distributor retained sales charges amounting to $17.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $1,896 of such expenses for the period ended May 31, 2004.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,389,801 and $1,973,888, respectively, for the period ended May 31, 2004.

                   (This page was intentionally left blank.)

________________________________________________________________________________



                         CAPITAL MANAGEMENT MID-CAP FUND


________________________________________________________________________________

               a series of the Capital Management Investment Trust
























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                      preceded or accompanied by a current
                                   prospectus.

________________________________________________________________________________


                       CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust





                               Semi-Annual Report
                                   (Unaudited)


                        FOR THE PERIOD ENDED MAY 31, 2004




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005


                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


                                   DISTRIBUTOR
                                Shields & Company
                               140 Broadway Street
                                   44th Floor
                            New York, New York 10005
                                 1-212-320-3015

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 89.40%

      Airlines - 2.52%
           SkyWest, Inc. .........................................................                   7,500             $    125,475
                                                                                                                       ------------

      Banks - 4.04%
           Compass Bancshares, Inc. ..............................................                   3,000                  126,150
           Cullen/Frost Bankers, Inc. ............................................                   1,700                   74,494
                                                                                                                       ------------
                                                                                                                            200,644
                                                                                                                       ------------
      Commercial Services - 2.59%
        (a)Laureate Education, Inc. ..............................................                   3,500                  128,520
                                                                                                                       ------------

      Electric - 2.79%
           Cleco Corporation .....................................................                   8,000                  138,800
                                                                                                                       ------------

      Electrical Components & Equipment - 2.47%
        (a)Advanced Energy Industries, Inc. ......................................                   8,000                  122,640
                                                                                                                       ------------

      Electronics - 5.64%
        (a)Checkpoint Systems, Inc. ..............................................                   7,500                  129,450
        (a)Dionex Corporation ....................................................                   3,000                  151,080
                                                                                                                       ------------
                                                                                                                            280,530
                                                                                                                       ------------
      Food - 0.94%
           Flowers Foods, Inc. ...................................................                   2,000                   46,740
                                                                                                                       ------------

      Forest Products & Paper - 1.84%
           Wausau - Mosinee Paper Corporation ....................................                   6,000                   91,260
                                                                                                                       ------------

      Gas - 3.38%
           South Jersey Industries, Inc. .........................................                   4,000                  167,960
                                                                                                                       ------------

      Hand / Machine Tools - 2.56%
           Baldor Electric Company ...............................................                   5,500                  127,380
                                                                                                                       ------------

      Healthcare - Products - 8.45%
        (a)ICU Medical, Inc. .....................................................                   4,000                  133,240
        (a)ResMed Inc. ...........................................................                   2,500                  127,000
        (a)Respironics, Inc. .....................................................                   3,000                  159,570
                                                                                                                       ------------
                                                                                                                            419,810
                                                                                                                       ------------
      Household Products / Wares - 4.89%
           John H. Harland Company ...............................................                   5,000                  151,500
           Tupperware Corporation ................................................                   5,000                   91,350
                                                                                                                       ------------
                                                                                                                            242,850
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Lodging - 3.86%
           Choice Hotels International, Inc. .......................................                 4,000             $    191,600
                                                                                                                       ------------

      Mining - 1.11%
        (a)Bema Gold Corporation ...................................................                20,000                   55,000
                                                                                                                       ------------

      Oil & Gas - 10.51%
           Cabot Oil & Gas Corporation .............................................                 5,000                  184,000
        (a)Climarex Energy Company .................................................                 5,000                  140,950
        (a)Forest Oil Corporation ..................................................                 3,500                   87,150
        (a)Pride International, Inc. ...............................................                 7,000                  110,040
                                                                                                                       ------------
                                                                                                                            522,140
                                                                                                                       ------------
      Oil & Gas Services - 8.78%
        (a)Input / Output, Inc. ....................................................                25,000                  172,500
        (a)Oceaneering International, Inc. .........................................                 4,600                  145,406
        (a)Universal Compression Holdings, Inc. ....................................                 4,000                  118,360
                                                                                                                       ------------
                                                                                                                            436,266
                                                                                                                       ------------
      Real Estate Investment Trust - 2.30%
           Pennsylvania Real Estate Investment Trust ...............................                 3,435                  114,386
                                                                                                                       ------------
      Retail - 2.32%
        (a)RARE Hospitality International, Inc. ....................................                 4,500                  115,110
                                                                                                                       ------------

      Semiconductors - 9.50%
        (a)Agere Systems, Inc. .....................................................                30,000                   76,200
        (a)Axcelis Technologies, Inc. ..............................................                11,000                  132,550
        (a)Brooks Automation, Inc. .................................................                 6,500                  134,290
           Helix Technology Corporation ............................................                 6,500                  129,220
                                                                                                                       ------------
                                                                                                                            472,260
                                                                                                                       ------------
      Software - 1.80%
        (a)Take-Two Interactive Software, Inc. .....................................                 3,000                   89,310
                                                                                                                       ------------

      Transportation - 2.53%
           Stelmar Shipping Ltd. ...................................................                 4,000                  125,600
                                                                                                                       ------------

      Water - 4.58%
           Aqua America Inc. .......................................................                 6,500                  129,090
           Southwest Water Company .................................................                 8,110                   98,455
                                                                                                                       ------------
                                                                                                                            227,545
                                                                                                                       ------------

           Total Common Stocks (Cost $3,856,395) .........................................................                4,441,826
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 9.40%

      Evergreen Money Market Fund Class I Shares #218 .....................................        233,600               $  233,600
      Evergreen Select Money Market Fund Class I Shares #495 ..............................        233,600                  233,600
                                                                                                                       ------------

           Total Investment Companies (Cost $467,200) ....................................................                  467,200
                                                                                                                       ------------


Total Value of Investments (Cost $4,323,595 (b)) ..........................................          98.80 %           $  4,909,026
Other Assets Less Liabilities .............................................................           1.20 %                 59,833
                                                                                                  --------             ------------
      Net Assets ..........................................................................         100.00 %           $  4,968,859
                                                                                                  ========             ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting  and federal income tax purposes is the same.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation .......................................................................             $    672,543
           Unrealized depreciation .......................................................................                  (87,112)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $    585,431
                                                                                                                       ============




















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $4,323,595) ..........................................................               $  4,909,026
      Cash .............................................................................................                    425,598
      Income receivable ................................................................................                      3,373
      Receivable for investments sold ..................................................................                     47,879
      Due from advisor (note 2) ........................................................................                     16,128
      Other assets .....................................................................................                        307
                                                                                                                       ------------

           Total assets ................................................................................                  5,402,311
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     10,385
      Payable for investment purchases .................................................................                    423,067
                                                                                                                       ------------

           Total liabilities ...........................................................................                    433,452
                                                                                                                       ------------

NET ASSETS .............................................................................................               $  4,968,859
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $  4,473,672
      Accumulated net investment loss ..................................................................                    (12,484)
      Accumulated net realized loss on investments .....................................................                    (77,760)
      Net unrealized appreciation on investments .......................................................                    585,431
                                                                                                                       ------------
                                                                                                                       $  4,968,859
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($4,878,959 / 330,620 shares) ...............................................................               $      14.76
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($89,900 / 6,231 shares) ....................................................................               $      14.43
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $14.43) ............................................               $      14.88
                                                                                                                       ============















See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ..........................................................................................        $     23,679
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ..................................................................              24,022
           Fund administration fees (note 2) ..................................................................               3,003
           Distribution and service fees - Investor Shares (note 3) ...........................................                 348
           Custody fees (note 2) ..............................................................................               2,452
           Registration and filing administration fees (note 2) ...............................................               1,128
           Fund accounting fees (note 2) ......................................................................              18,240
           Audit and tax preparation fees .....................................................................               6,810
           Legal fees .........................................................................................               6,507
           Securities pricing fees ............................................................................               1,799
           Shareholder recordkeeping fees (note 2) ............................................................              12,007
           Other accounting fees (note 2) .....................................................................               8,886
           Shareholder servicing expenses .....................................................................               1,025
           Registration and filing expenses ...................................................................                 490
           Printing expenses ..................................................................................               1,398
           Trustee fees and meeting expenses ..................................................................               3,210
           Other operating expenses ...........................................................................               1,777
                                                                                                                       ------------

               Total expenses .................................................................................              93,102

               Less:
                    Expense reimbursements (note 2) ...........................................................             (32,634)
                    Investment advisory fees waived (note 2) ..................................................             (24,022)
                    Distribution and service fees waived - Investor Shares (note 3) ...........................                (283)
                                                                                                                       ------------

               Net expenses ...................................................................................              36,163
                                                                                                                       ------------

                    Net investment loss .......................................................................             (12,484)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ..........................................................             (81,317)
      Change in unrealized appreciation on investments ........................................................              42,487
                                                                                                                       ------------

           Net realized and unrealized loss on investments ....................................................             (38,830)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ...........................................        $    (51,314)
                                                                                                                       ============





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ---------------------------------------------------
                                                                                            Period ended               Year ended
                                                                                               May 31,                 November 30
                                                                                              2004 (a)                     2003
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .................................................                $    (12,484)            $     (7,249)
         Net realized (loss) gain from investment transactions ...............                     (81,317)                 137,395
         Change in unrealized appreciation on investments ....................                      42,487                  451,698
                                                                                              ------------             ------------
              Net (decrease) increase in net assets resulting from operations                      (51,314)                 581,844
                                                                                              ------------             ------------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares                     (45,546)                       0
         Net realized gain from investment transactions - Investor Shares ....                        (977)                       0
                                                                                              ------------             ------------
              Decrease in net assets resulting from distributions ............                     (46,523)                       0
                                                                                              ------------             ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b)                    2,261,117                  924,467
                                                                                              ------------             ------------

                     Total increase in net assets ............................                   2,163,280                1,506,311

NET ASSETS
     Beginning of period .....................................................                   2,805,579                1,299,268
                                                                                              ------------             ------------

     End of period ...........................................................                $  4,968,859              $ 2,805,579
                                                                                              ============              ===========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                                      -------------------------------------------------------------
                                                                             Period ended                     Year ended
                                                                           May 31, 2004 (a)                November 30, 2003
                                                                       Shares           Value            Shares           Value
                                                                      -------------------------------------------------------------
------------------------------------------------------------------
                   INSTITUTIONAL SHARES
------------------------------------------------------------------
Shares sold .......................................................       162,286    $  2,436,905            78,618    $    922,477
Shares issued for reinvestment of distributions ...................         2,426          36,116                 0               0
Shares redeemed ...................................................       (14,031)       (212,881)             (227)         (3,124)
                                                                     ------------    ------------      ------------    ------------
     Net increase .................................................       150,681    $  2,260,140            78,391    $    919,353
                                                                     ============    ============      ============    ============
------------------------------------------------------------------
                     INVESTOR SHARES
------------------------------------------------------------------
Shares sold .......................................................             0    $          0               379    $      5,114
Shares issued for reinvestment of distributions ...................            67             977                 0               0
Shares redeemed ...................................................             0               0                 0               0
                                                                     ------------    ------------      ------------    ------------
     Net increase .................................................            67    $        977               379    $      5,114
                                                                     ============    ============      ============    ============
------------------------------------------------------------------
                      FUND SUMMARY
------------------------------------------------------------------
Shares sold ........................................................      162,286    $  2,436,905            78,997    $    927,591
Shares issued for reinvestment of distributions ....................        2,493          37,093                 0               0
Shares redeemed ...................................................       (14,031)       (212,881)             (227)         (3,124)
                                                                     ------------    ------------      ------------    ------------
     Net increase .................................................       150,748    $  2,261,117            78,770    $    924,467
                                                                     ============    ============      ============    ============


See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended         For the Years ended November 30,
                                                              May 31,
                                                              2004 (a)       2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     15.09   $     12.12   $     11.88   $     13.06   $     13.91

      (Loss) income from investment operations
           Net investment (loss) income .................         (0.04)        (0.04)        (0.02)         0.02          0.03
           Net realized and unrealized (loss) gain on
               investments...............................         (0.13)         3.01          0.26         (0.40)         1.06
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........         (0.17)         2.97          0.24         (0.38)         1.09
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income ........................          0.00          0.00          0.00         (0.03)         0.00
           Net realized gain from investment transactions         (0.16)         0.00          0.00         (0.77)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------
               Total distributions ......................         (0.16)         0.00          0.00         (0.80)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     14.76   $     15.09   $     12.12   $     11.88   $     13.06
                                                            ===========   ===========   ===========   ===========   ===========

Total return ............................................         (1.15)%       24.50 %        2.02 %       (3.61)%        8.51 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period .........................   $ 4,878,959   $ 2,714,594   $ 1,230,524   $   308,206   $   488,093
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           3.87 %(b)     8.06 %       21.46 %       30.23 %       24.48 %
           After expense reimbursements and waived fees            1.50 %(b)     1.50 %        1.50 %        1.50 %        1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (2.88)%(b)    (6.93)%      (20.25)%      (28.55)%      (22.72)%
           After expense reimbursements and waived fees           (0.52)%(b)    (0.37)%       (0.29)%        0.18 %        0.27 %

      Portfolio turnover rate                                     38.89 %       61.51 %       29.61 %       61.84 %      131.47 %

(a) Unaudited.
(b) Annualized.

                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended         For the Years ended November 30,
                                                              May 31,
                                                              2004 (a)       2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................   $     14.76   $     11.88   $     11.65   $     12.86   $     13.82

      (Loss) income from investment operations
           Net investment loss ..........................         (0.05)        (0.04)        (0.01)        (0.05)        (0.08)
           Net realized and unrealized (loss) gain on
                investments..............................         (0.12)         2.92          0.24         (0.39)         1.06
                                                            -----------   -----------   -----------   -----------   -----------
               Total from investment operations .........         (0.17)         2.88          0.23         (0.44)         0.98
                                                            -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions         (0.16)         0.00          0.00         (0.77)        (1.94)
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ..........................   $     14.43   $     14.76   $     11.88   $     11.65   $     12.86
                                                            ===========   ===========   ===========   ===========   ===========

Total return (c) ........................................         (1.17)%       24.14 %        2.06 %       (4.20)%        7.67 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period .........................   $    89,900   $    90,985   $    68,744   $    67,418   $    67,719
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           4.33 %(b)     8.25 %       25.73 %       30.46 %       24.24 %
           After expense reimbursements and waived fees            1.64 %(b)     1.52 %        1.53 %        2.12 %        2.25 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (3.32)%(b)    (7.09)%      (24.31)%      (28.81)%      (22.55)%
           After expense reimbursements and waived fees           (0.63)%(b)    (0.37)%       (0.10)%       (0.47)%       (0.56)%

      Portfolio turnover rate                                     38.89 %       61.51 %       29.61 %       61.84 %      131.47 %

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.
                                                                                     See accompanying notes to financial statements

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.



                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004
                                   (Unaudited)


     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

     The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $24,022 ($0.08 per share) and reimbursed $32,634 of the operating expenses incurred by the Fund for the period ended May 31, 2004.

     The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million with a minimum fee of $4,800 annually plus transaction fees. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.





                                                                    (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2004
                                   (Unaudited)


     Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2004, the Distributor did not retain any sales charges.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Distributor has voluntarily waived a portion of its fee amounting to $283.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,497,376 and $1,564,773, respectively, for the period ended May 31, 2004.

                   (This page was intentionally left blank.)

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust
























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                preceded or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.


     Not applicable.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.


Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


     Not applicable.

Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 11. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: August 5, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date:  August 5, 2004




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  August 5, 2004